                              SEPARATE ACCOUNT KGC
                              KEMPER GATEWAY CUSTOM

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

       THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED SEPTEMBER 1, 1999

                                       ***
A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the Kemper Index 500 Portfolio of the Kemper Variable Series. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. KEMPER GATEWAY CUSTOM VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile, the word "twenty-three" is substituted for the word "twenty-two" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-3 of the Profile, "Kemper Index 500" is added after Kemper Value+Growth to the listing of investment options.

Under "5. EXPENSES" in the Profile, the following is added to the table and footnotes on pages P-4 and P-5:

                                            A              B               C             D            E

                                                                                        TOTAL ANNUAL
                                      TOTAL ANNUAL    TOTAL ANNUAL                    EXPENSES AT END OF
                                        INSURANCE      PORTFOLIO     TOTAL ANNUAL
PORTFOLIO                                CHARGES        EXPENSES        CHARGES        1 YEAR      10 YEARS
---------                                -------        --------        -------        ------      --------
Kemper Index 500 Portfolio***......       1.44%           0.55%          1.99%           $78         $197

*** This portfolio commenced operations in September, 1999. Charges have been annualized. The charges reflect any expense reimbursements and/or fee waivers. For more detailed information, see the Fee Table in the Prospectus.

"KEMPER INDEX 500" is added after Kemper Value+Growth in the listing of Portfolios on page 1 of the Prospectus.

Under "UNDERLYING PORTFOLIO (OR PORTFOLIOS)" on page 7 of the Prospectus, the word "twenty-three" is substituted for the word "twenty-two" under "SPECIAL TERMS".


The following information on the Kemper Index 500 Portfolio is added to the Annual Portfolio Expenses table and footnotes on pages 10 and 11 of the
Prospectus:

                                           Management Fee            Other Expenses        Total Portfolio Expenses
                                        (after any voluntary           (after any             (after any waivers/
Portfolio                                     waivers)                reimbursements)            reimbursements)
---------                                -------------------         ----------------      ------------------------
Kemper Index 500 ***................            0.26%                     0.29%                    0.55%(3)

*** These portfolios commenced operations in September, 1999, therefore, other expenses are estimated and annualized. Actual expenses may be greater or less than shown.

(3) The investment manager for the Kemper Index 500 Portfolio has agreed to limit total operating expenses of the Portfolio to 0.55%. This limitation will be effective from the commencement of operations through April 30, 2000. Without taking into effect this expense cap, for the Kemper Index 500 Portfolio, management fees are estimated to be 0.45%; other expenses are estimated to be 0.29%; and total operating expenses are estimated to be 0.74%.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a) and (2)(b) on pages 12 through 15 of the Prospectus:

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(1)(a)                                       ------         -------         -------        --------
Kemper Index 500........................       $78            $99             $120           $197

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(1)(b)                                       ------         -------         -------        --------
Kemper Index 500........................       $84           $117             $150           $259

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(2)(b)                                       ------         -------         -------        --------
Kemper Index 500........................       $17            $52             $90            $197

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(2)(b)                                       ------         -------         -------        --------
Kemper Index 500........................       $23            $71             $121           $259


Under "WHAT IS THE KEMPER GATEWAY CUSTOM VARIABLE ANNUITY" on page 16 of the Prospectus, the number "23" is substituted for the number "22" in the second bullet.

Under "WHAT ARE MY INVESTMENT CHOICES?" on page 18 of the Prospectus, "Kemper Index 500" is inserted after Kemper Value+Growth.

Under "WHO ARE THE PORTFOLIO MANAGERS?" on page 19 of the Prospectus, the following is inserted as the fourth sentence in that paragraph:

Bankers Trust Company is the sub-adviser for the Kemper Index 500 Portfolio.

Under "THE VARIABLE ACCOUNTS" on page 27 of the Prospectus, "26" is replaced with "27" in the first sentence of the first paragraph.

The following summary of the investment objective of the Kemper Index 500 Portfolio(1) is inserted as the fourteenth Portfolio summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 29 of the Prospectus:

        KEMPER INDEX 500 PORTFOLIO - seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes stocks of large U.S. companies.

Under "INVESTMENT MANAGEMENT SERVICES" on page 30 of the Prospectus, the following is inserted as the last sentence in the first paragraph:

Bankers Trust Company is the sub-adviser for the Kemper Index 500 Portfolio.

Under "INVESTMENT MANAGEMENT SERVICES" on page 30 of the Prospectus, the third paragraph is amended to read as follows:

The Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman High Return Equity, Kemper-Dreman Financial Services and Kemper Global Blue Chip Portfolios each pay Scudder Kemper an investment management fee, payable monthly, at 1/12th of the following annual rates based on the average daily net assets of each Portfolio.

Kemper Aggressive Growth
Portfolio, Kemper
Technology Growth
Portfolio, Kemper-Dreman       0.75% for the first $250 million,  0.72% for the next $750 million,  0.70%
High Return  Equity Portfolio  for the next $1.5 billion,  0.68% for the next $2.5 billion, 0.65% for the
and Kemper-Dreman Financial    next $2.5  billion,  0.64% for the next $2.5  billion,  0.63% for the next
Services Portfolio...........  $2.5 billion and 0.62% over $12.5 billion.

Kemper Global Blue Chip        1.00% for the first  $250 million,  0.95%  for the next  $750 million  and
   Portfolio.................  0.90% over $1 billion.

                               0.45% for the first $200 million, 0.42%
                               for the next $550 million, 0.40% for the next $1.25 billion, 0.38% for the next
                               $3 billion, and 0.35% for
Kemper Index 500 Portfolio...  amounts over $5 billion.

Under "INVESTMENT MANAGEMENT SERVICES" on page 31 of the Prospectus, the last sentence in the fourth paragraph is amended as follows:

A sub-advisory fee is payable monthly, at 1/12th of the annual rate of .24% of the first $250 million of each Portfolio's average daily net assets, .23% of average daily net assets between $250 million and $1 billion, .224% of average daily net assets between $1 billion and $2.5 billion, .218% of average daily net assets between $2.5 billion and $5 billion, .208% of average daily net assets between $5 billion and $7.5 billion, .205% of average daily net assets between $7.5 billion and $10 billion, .202% of average daily net assets between $10 billion and $12.5 billion and .198% of each Portfolio's average daily net assets over $12 billion.


--------
(1) "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Scudder Kemper Investments, Inc. The Kemper Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

Under "INVESTMENT MANAGEMENT SERVICES" on page 32 of the Prospectus, the following is inserted as the last sentence in the fourth paragraph:

Scudder Kemper also pays Bankers Trust Company a sub-advisory fee for its services to the Kemper Index 500 Portfolio. A sub-advisory fee is payable monthly at 1/12th of the following annual rates: 0.08% of the first $200 million of the Portfolio's average daily net assets, 0.05% of average daily net assets of the next $550 million, and 0.025% of average daily net assets over $750 million.

                                      ***

Under "(3) ANNUAL PORTFOLIO EXPENSES" on page 11 of the Prospectus, footnotes
(1) and (2) are amended to read as follows:

(1) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman Financial Services, Kemper-Dreman High Return Equity, Kemper International Growth and Income and Kemper Global Blue Chip and Kemper Global Income Portfolios of Kemper Variable Series to the levels set forth in the table above. Without taking into effect these expense caps, for the Aggressive Growth, Technology Growth, Financial Services, High Return Equity, International Growth and Income, Global Blue Chip and Global Income Portfolios of Kemper Variable Series management fees are estimated to be 0.75%, 0.75%, 0.75%, 0.75%, 1.00%, 1.00% and 0.75%, respectively; other expenses are estimated to be 0.28%, 0.29%, 0.97%, 0.45%, 18.54%, 11.32% and 0.33%,
         respectively; and total operating expenses are estimated to be 1.03%, 1.04%, 1.72%, 1.20%, 19.54%, 12.32%, and 1.08%, respectively. In addition, for Kemper International Growth and Income and Kemper Global Blue Chip Portfolios, the investment manager has agreed to limit its management fee to 0.70% and 0.85%, respectively, for such Portfolios for one year from May 1, 1999.

(2) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Kemper Value+Growth Portfolio (0.84%), Kemper Contrarian Value Portfolio (0.80%), Kemper Small Cap Value Portfolio (0.84%), Kemper Horizon 5 Portfolio (0.97%), Kemper Horizon 10+ Portfolio (0.83%), Kemper Horizon 20+ Portfolio (0.93%), Kemper Investment Grade Bond Portfolio (0.80%), and Kemper Blue Chip Portfolio (0.95%). The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.

Under "INVESTMENT MANAGEMENT SERVICES" on page 32 of the Prospectus, the fifth paragraph is amended to read as follows:

For its advisory services to the Scudder Global Discovery, Scudder Growth and Income, Scudder International and Scudder Capital Growth Portfolios, Scudder Kemper receives compensation monthly at the following annual rate for each
Portfolio:

                                                    PERCENT OF THE AVERAGE
                                                    DAILY NET ASSET VALUES
                      PORTFOLIO                        OF EACH PORTFOLIO
                      ---------                     ----------------------
Scudder Global Discovery                                     0.975%
Scudder Growth and Income                                    0.475%
Scudder International
     First $500,000,000                                      0.875%
     Over $500,000,000                                       0.725%
Scudder Capital Growth
     First $500,000,000                                      0.475%
     Next $500,000,000                                       0.450%
     Over $1,000,000,000                                     0.425%

                                      ***

Under "DISTRIBUTION", the first sentence of the second paragraph is amended in its entirety to read as follows:

The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract.

Supplement Dated September 3, 1999